Average Annual Total Returns - Emerging Economies Fund	None 1 Year	None 5 Years	None 10 Years	MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses) 1 Year	MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses) 5 Years	MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses) 10 Years
Total	15.47%	12.03%	3.66%	18.31%	12.81%	3.63%